Loans and Other Borrowings - Summary of Facilities Provided by Banks (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of facilities provided by banks [line items]
Utilised facilities	$ 0	$ 265
Unutilised facilities provided by banks	1,403	1,155
Total	1,403	1,420
Committed [member]
Disclosure of facilities provided by banks [line items]
Utilised facilities	0	264
Unutilised facilities provided by banks	1,350	1,086
Total	1,350	1,350
Uncommitted [member]
Disclosure of facilities provided by banks [line items]
Utilised facilities	0	1
Unutilised facilities provided by banks	53	69
Total	$ 53	$ 70